PGIM Target Date 2070 Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 54.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	301	$3,776
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	540	22,594
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	633	5,510
		31,880
Fixed Income — 5.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	170	1,147
PGIM Total Return Bond Fund (Class R6)	145	1,743
		2,890
International Equity — 40.2%
PGIM Global Real Estate Fund (Class R6)	149	2,928
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	503	6,134
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	970	14,398
		23,460

Total Long-Term Investments (cost $60,588)		58,230

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $85)	85	85

TOTAL INVESTMENTS 100.1% (cost $60,673)(wa)		58,315
Liabilities in excess of other assets (0.1)%		(39)

Net Assets 100.0%		$58,276

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2070 Fund